Schedule of Investments (unaudited) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Arconic Inc.	186,319	$4,810,756
General Dynamics Corp.	126,234	22,951,866
Huntington Ingalls Industries Inc.	19,306	4,338,830
L3 Technologies Inc.	15,152	3,714,816
L3Harris Technologies Inc.	29,702	5,617,539
Lockheed Martin Corp.	45,711	16,617,777
Northrop Grumman Corp.	78,933	25,504,042
Raytheon Co.	73,811	12,834,257
Teledyne Technologies Inc.(a)	8,677	2,376,370
Textron Inc.	108,842	5,772,980
United Technologies Corp.	196,076	25,529,095

		130,068,328

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	63,242	5,334,463
FedEx Corp.	61,347	10,072,564
United Parcel Service Inc., Class B	162,127	16,742,855
XPO Logistics Inc.(a)(b)	24,748	1,430,682

		33,580,564

Airlines — 0.9%
Alaska Air Group Inc.	56,960	3,640,314
American Airlines Group Inc.	185,462	6,047,916
Delta Air Lines Inc.	276,981	15,718,672
JetBlue Airways Corp.(a)(b)	142,214	2,629,537
Southwest Airlines Co.	227,230	11,538,739
United Continental Holdings Inc.(a)	103,310	9,044,790

		48,619,968

Auto Components — 0.2%
Adient PLC	39,902	968,422
Aptiv PLC	46,829	3,785,188
BorgWarner Inc.	96,717	4,060,180
Dana Inc.	65,305	1,302,182
Delphi Technologies PLC	41,942	838,840
Gentex Corp.	32,409	797,585
Goodyear Tire & Rubber Co. (The)	106,611	1,631,148
Visteon Corp.(a)(b)	12,875	754,217

		14,137,762

Automobiles — 0.8%
Ford Motor Co.	1,821,680	18,635,786
General Motors Co.	613,205	23,626,789
Harley-Davidson Inc.	74,024	2,652,280
Thor Industries Inc.	24,257	1,417,822

		46,332,677

Banks — 10.9%
Associated Banc-Corp.	75,626	1,598,734
BancorpSouth Bank	21,522	624,999
Bank of America Corp.	4,110,975	119,218,275
Bank of Hawaii Corp.	10,072	835,070
Bank OZK	56,044	1,686,364
BB&T Corp.	356,051	17,492,786
Cathay General Bancorp.	34,641	1,243,958
Chemical Financial Corp.	33,872	1,392,478
Citigroup Inc.	1,075,081	75,287,922
Citizens Financial Group Inc.	212,660	7,519,658
Comerica Inc.	38,705	2,811,531
Commerce Bancshares Inc.	16,338	974,725
Cullen/Frost Bankers Inc.	29,441	2,757,444
East West Bancorp. Inc.	33,533	1,568,338

Security	Shares	Value

Banks (continued)
Fifth Third Bancorp.	338,116	$9,433,436
First Horizon National Corp.	147,655	2,204,489
FNB Corp.	80,810	951,134
Fulton Financial Corp.	80,240	1,313,529
Hancock Whitney Corp.	39,830	1,595,590
Home BancShares Inc./AR	39,864	767,781
Huntington Bancshares Inc./OH	487,768	6,740,954
International Bancshares Corp.	25,090	946,144
JPMorgan Chase & Co.	1,508,099	168,605,468
KeyCorp.	468,721	8,319,798
M&T Bank Corp.	63,517	10,802,336
PacWest Bancorp.	55,529	2,156,191
People’s United Financial Inc.	181,745	3,049,681
Pinnacle Financial Partners Inc.	33,987	1,953,573
PNC Financial Services Group Inc. (The)	209,535	28,764,965
Prosperity Bancshares Inc.	30,942	2,043,719
Regions Financial Corp.	472,191	7,054,534
Signature Bank/New York NY	10,223	1,235,347
Sterling Bancorp./DE	48,044	1,022,376
SunTrust Banks Inc.	206,319	12,967,149
Synovus Financial Corp.	73,848	2,584,680
TCF Financial Corp.	76,027	1,580,601
Texas Capital Bancshares Inc.(a)(b)	23,449	1,439,065
Trustmark Corp.	29,626	985,065
Umpqua Holdings Corp.	103,502	1,717,098
United Bankshares Inc./WV	46,943	1,741,116
Valley National Bancorp.	156,422	1,686,229
Webster Financial Corp.	42,581	2,034,094
Wells Fargo & Co.	1,880,467	88,983,698
Wintrust Financial Corp.	26,198	1,916,646
Zions Bancorp. N.A.	84,875	3,902,552

		615,511,320

Beverages — 1.4%
Coca-Cola Co. (The)	856,750	43,625,710
Molson Coors Brewing Co., Class B	87,136	4,879,616
PepsiCo Inc.	254,150	33,326,690

		81,832,016

Biotechnology — 2.1%
AbbVie Inc.	329,869	23,988,074
Amgen Inc.	96,413	17,766,988
Biogen Inc.(a)	41,467	9,697,887
Celgene Corp.(a)(b)	173,763	16,062,652
Exelixis Inc.(a)(b)	67,915	1,451,343
Gilead Sciences Inc.	591,116	39,935,797
Incyte Corp.(a)	42,821	3,638,072
Regeneron Pharmaceuticals Inc.(a)	15,046	4,709,398
United Therapeutics Corp.(a)(b)	20,093	1,568,460

		118,818,671

Building Products — 0.5%
Allegion PLC	21,202	2,343,881
AO Smith Corp.	65,853	3,105,627
Fortune Brands Home & Security Inc.	64,704	3,696,539
Johnson Controls International PLC	370,157	15,291,186
Masco Corp.	72,398	2,840,898
Resideo Technologies Inc.(a)	58,200	1,275,744
Trex Co. Inc.(a)(b)	9,546	684,448

		29,238,323

Capital Markets — 3.6%
Affiliated Managers Group Inc.	24,300	2,239,002

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ameriprise Financial Inc.	28,873	$4,191,205
Bank of New York Mellon Corp. (The)	409,514	18,080,043
BlackRock Inc.(c)	55,318	25,960,737
Charles Schwab Corp. (The)	265,119	10,655,133
CME Group Inc.	166,415	32,302,816
E*TRADE Financial Corp.	46,642	2,080,233
Eaton Vance Corp., NVS	20,362	878,213
Evercore Inc., Class A	10,552	934,591
Federated Investors Inc., Class B	23,944	778,180
Franklin Resources Inc.	137,395	4,781,346
Goldman Sachs Group Inc. (The)	158,198	32,367,311
Interactive Brokers Group Inc., Class A	10,728	581,458
Invesco Ltd.	184,222	3,769,182
Janus Henderson Group PLC	76,746	1,642,364
Legg Mason Inc.	40,381	1,545,785
Moody’s Corp.	39,288	7,673,339
Morgan Stanley	594,380	26,039,788
Nasdaq Inc.	15,874	1,526,602
Northern Trust Corp.	47,442	4,269,780
Raymond James Financial Inc.	58,850	4,975,767
SEI Investments Co.	26,428	1,482,611
State Street Corp.	173,482	9,725,401
Stifel Financial Corp.	32,451	1,916,556
T Rowe Price Group Inc.	54,770	6,008,817

		206,406,260

Chemicals — 2.3%
Albemarle Corp.	49,280	3,469,805
Ashland Global Holdings Inc.	29,210	2,335,924
Cabot Corp.	12,251	584,495
Celanese Corp.	27,938	3,011,716
CF Industries Holdings Inc.	58,900	2,751,219
Corteva Inc.(a)	347,196	10,266,586
Dow Inc.(a)	348,332	17,176,251
DuPont de Nemours Inc.	348,106	26,132,317
Eastman Chemical Co.	29,895	2,326,728
FMC Corp.	34,549	2,865,840
Ingevity Corp.(a)	8,288	871,649
International Flavors & Fragrances Inc.	47,152	6,841,284
Linde PLC	83,271	16,720,817
LyondellBasell Industries NV, Class A	141,228	12,163,968
Minerals Technologies Inc.	16,054	859,050
Mosaic Co. (The)	86,780	2,172,103
NewMarket Corp.	1,427	572,141
Olin Corp.	77,453	1,696,995
PolyOne Corp.	36,016	1,130,542
PPG Industries Inc.	59,324	6,923,704
Scotts Miracle-Gro Co. (The)	6,433	633,650
Sensient Technologies Corp.	10,188	748,614
Sherwin-Williams Co. (The)	14,316	6,560,880
Valvoline Inc.	49,531	967,340

		129,783,618

Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	10,628	862,781
Clean Harbors Inc.(a)	9,965	708,512
Copart Inc.(a)(b)	29,681	2,218,358
Deluxe Corp.	19,685	800,392
Healthcare Services Group Inc.	14,839	449,918
Herman Miller Inc.	26,620	1,189,914
HNI Corp.	19,960	706,185

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services Inc.	57,130	$4,949,743
Stericycle Inc.(a)(b)	39,147	1,869,269

		13,755,072

Communications Equipment — 0.1%
InterDigital Inc.	6,210	399,924
Juniper Networks Inc.	161,457	4,299,600
Lumentum Holdings Inc.(a)	17,234	920,468
NetScout Systems Inc.(a)(b)	31,890	809,687
Plantronics Inc.	6,322	234,167
ViaSat Inc.(a)(b)	12,917	1,043,952

		7,707,798

Construction & Engineering — 0.3%
AECOM(a)(b)	73,144	2,768,500
Dycom Industries Inc.(a)	15,084	887,995
EMCOR Group Inc.	26,241	2,311,832
Fluor Corp.	64,599	2,176,340
Granite Construction Inc.	21,241	1,023,391
Jacobs Engineering Group Inc.	53,350	4,502,207
MasTec Inc.(a)(b)	28,803	1,484,219
Quanta Services Inc.	66,555	2,541,736
Valmont Industries Inc.	9,999	1,267,973

		18,964,193

Construction Materials — 0.1%
Eagle Materials Inc.	10,287	953,605
Martin Marietta Materials Inc.	12,571	2,892,713
Vulcan Materials Co.	31,753	4,360,004

		8,206,322

Consumer Finance — 1.0%
American Express Co.	159,174	19,648,439
Capital One Financial Corp.	218,300	19,808,542
Discover Financial Services	53,361	4,140,280
Navient Corp.	100,107	1,366,460
Synchrony Financial	294,846	10,222,311

		55,186,032

Containers & Packaging — 0.7%
Amcor PLC(a)	383,910	4,411,126
AptarGroup Inc.	13,322	1,656,457
Avery Dennison Corp.	21,459	2,482,377
Ball Corp.	51,232	3,585,728
Greif Inc., Class A, NVS	6,542	212,942
International Paper Co.	184,444	7,990,114
Owens-Illinois Inc.	72,310	1,248,794
Packaging Corp. of America	43,813	4,176,255
Sealed Air Corp.	72,459	3,099,796
Silgan Holdings Inc.	36,965	1,131,129
Sonoco Products Co.	46,367	3,029,620
Westrock Co.	120,016	4,376,984

		37,401,322

Distributors — 0.2%
Genuine Parts Co.	67,921	7,035,257
LKQ Corp.(a)	145,649	3,875,720

		10,910,977

Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,054	1,417,322
H&R Block Inc.	35,576	1,042,377
Sotheby’s(a)	8,257	479,979

		2,939,678

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 1.8%
Berkshire Hathaway Inc., Class B(a)	468,437	$99,856,715
Jefferies Financial Group Inc.	117,809	2,265,467

		102,122,182

Diversified Telecommunication Services — 2.1%
AT&T Inc.	3,392,632	113,687,098
CenturyLink Inc.	446,016	5,245,148

		118,932,246

Electric Utilities — 3.0%
ALLETE Inc.	23,938	1,991,881
Alliant Energy Corp.	47,215	2,317,312
American Electric Power Co. Inc.	229,388	20,188,438
Duke Energy Corp.	338,450	29,864,828
Edison International	151,461	10,209,986
Entergy Corp.	88,293	9,087,998
Evergy Inc.	113,497	6,826,845
Eversource Energy	67,171	5,088,875
Exelon Corp.	451,373	21,638,822
FirstEnergy Corp.	234,696	10,047,336
Hawaiian Electric Industries Inc.	25,682	1,118,451
IDACORP Inc.	9,879	992,148
OGE Energy Corp.	40,778	1,735,512
PNM Resources Inc.	37,279	1,897,874
PPL Corp.	335,516	10,404,351
Southern Co. (The)	483,847	26,747,062
Xcel Energy Inc.	131,590	7,828,289

		167,986,008

Electrical Equipment — 0.7%
Acuity Brands Inc.	18,632	2,569,539
Eaton Corp. PLC	102,279	8,517,795
Emerson Electric Co.	285,723	19,063,439
EnerSys	6,504	445,524
Hubbell Inc.	9,920	1,293,568
nVent Electric PLC	74,389	1,844,103
Regal Beloit Corp.	9,616	785,724
Rockwell Automation Inc.	27,688	4,536,125

		39,055,817

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	86,103	8,260,722
Arrow Electronics Inc.(a)	39,430	2,810,176
Avnet Inc.	50,660	2,293,378
Belden Inc.	18,216	1,085,127
Cognex Corp.	40,600	1,947,988
Coherent Inc.(a)	11,407	1,555,573
Corning Inc.	364,951	12,127,322
FLIR Systems Inc.	63,429	3,431,509
IPG Photonics Corp.(a)(b)	16,456	2,538,338
Jabil Inc.	64,418	2,035,609
SYNNEX Corp.	19,481	1,916,930
TE Connectivity Ltd.	156,523	14,991,773
Tech Data Corp.(a)	16,965	1,774,539
Vishay Intertechnology Inc.	62,420	1,031,178

		57,800,162

Energy Equipment & Services — 1.0%
Apergy Corp.(a)(b)	18,076	606,269
Baker Hughes a GE Co.	238,192	5,866,669
Core Laboratories NV	8,847	462,521
Halliburton Co.	406,284	9,238,898
Helmerich & Payne Inc.	51,797	2,621,964
McDermott International Inc.(a)(b)	82,280	794,825

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.	179,397	$3,987,996
Oceaneering International Inc.(a)	44,833	914,145
Patterson-UTI Energy Inc.	99,151	1,141,228
Schlumberger Ltd.	643,911	25,589,023
TechnipFMC PLC	196,197	5,089,350
Transocean Ltd.(a)	126,149	808,615

		57,121,503

Entertainment — 1.4%
Activision Blizzard Inc.	356,091	16,807,495
Cinemark Holdings Inc.	26,915	971,632
Electronic Arts Inc.(a)	71,853	7,275,835
Viacom Inc., Class B, NVS	164,477	4,912,928
Walt Disney Co. (The)	357,072	49,861,534

		79,829,424

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexander & Baldwin Inc.	30,797	711,411
Alexandria Real Estate Equities Inc.	52,500	7,407,225
AvalonBay Communities Inc.	20,734	4,212,734
Boston Properties Inc.	33,596	4,333,884
Brixmor Property Group Inc.	70,102	1,253,424
Camden Property Trust	18,364	1,917,018
CoreCivic Inc.	28,490	591,452
CoreSite Realty Corp.	6,984	804,347
Corporate Office Properties Trust	51,202	1,350,197
Cousins Properties Inc.	33,939	1,227,574
Crown Castle International Corp.	114,031	14,863,941
Digital Realty Trust Inc.	42,406	4,995,003
Douglas Emmett Inc.	35,422	1,411,212
Duke Realty Corp.	55,591	1,757,231
EPR Properties	11,886	886,577
Equinix Inc.	15,635	7,884,574
Equity Residential	54,678	4,151,154
Essex Property Trust Inc.	7,921	2,312,377
Extra Space Storage Inc.	20,339	2,157,968
Federal Realty Investment Trust	17,945	2,310,598
First Industrial Realty Trust Inc.	19,893	730,869
GEO Group Inc. (The)	32,200	676,522
Healthcare Realty Trust Inc.	25,168	788,262
Highwoods Properties Inc.	24,524	1,012,841
Hospitality Properties Trust	76,961	1,924,025
Host Hotels & Resorts Inc.	181,699	3,310,556
Iron Mountain Inc.	132,530	4,148,189
JBG SMITH Properties	16,807	661,187
Kilroy Realty Corp.	46,924	3,463,460
Kimco Realty Corp.	195,007	3,603,729
Lamar Advertising Co., Class A	16,325	1,317,591
Liberty Property Trust	31,489	1,575,710
Macerich Co. (The)	49,494	1,657,554
Mack-Cali Realty Corp.	14,757	343,690
Mid-America Apartment Communities Inc.	23,326	2,746,870
Pebblebrook Hotel Trust	32,468	914,948
PotlatchDeltic Corp.	31,932	1,244,709
Prologis Inc.	293,244	23,488,844
PS Business Parks Inc.	3,971	669,233
Rayonier Inc.	24,161	732,078
Realty Income Corp.	39,510	2,725,005
Regency Centers Corp.	42,940	2,865,816
Sabra Health Care REIT Inc.	83,994	1,653,842
SBA Communications Corp.(a)	22,112	4,971,662

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Senior Housing Properties Trust	108,015	$893,284
Simon Property Group Inc.	47,398	7,572,304
SL Green Realty Corp.	39,436	3,169,471
Tanger Factory Outlet Centers Inc.	25,485	413,112
Taubman Centers Inc.	11,506	469,790
UDR Inc.	58,946	2,646,086
Urban Edge Properties	27,817	482,069
Ventas Inc.	171,705	11,736,037
Vornado Realty Trust	39,328	2,520,925
Weingarten Realty Investors	22,430	615,031
Weyerhaeuser Co.	345,729	9,106,502

		173,391,704

Food & Staples Retailing — 2.9%
Casey’s General Stores Inc.	17,140	2,673,669
Costco Wholesale Corp.	204,450	54,027,957
Kroger Co. (The)	374,987	8,140,968
Sprouts Farmers Market Inc.(a)	56,779	1,072,555
Sysco Corp.	81,141	5,738,291
Walgreens Boots Alliance Inc.	361,325	19,753,638
Walmart Inc.	650,322	71,854,078

		163,261,156

Food Products — 1.9%
Archer-Daniels-Midland Co.	260,404	10,624,483
Campbell Soup Co.	89,382	3,581,537
Conagra Brands Inc.	225,889	5,990,576
Flowers Foods Inc.	41,882	974,594
General Mills Inc.	278,361	14,619,520
Hain Celestial Group Inc. (The)(a)(b)	40,502	886,994
Hershey Co. (The)	25,343	3,396,722
Ingredion Inc.	30,886	2,547,786
JM Smucker Co. (The)	52,875	6,090,671
Kraft Heinz Co. (The)	289,227	8,977,606
Mondelez International Inc., Class A	669,627	36,092,896
Sanderson Farms Inc.	9,136	1,247,612
TreeHouse Foods Inc.(a)	26,535	1,435,544
Tyson Foods Inc., Class A	137,045	11,065,013

		107,531,554

Gas Utilities — 0.2%
Atmos Energy Corp.	22,255	2,349,238
New Jersey Resources Corp.	41,453	2,063,116
ONE Gas Inc.	11,552	1,043,145
Southwest Gas Holdings Inc.	24,579	2,202,770
Spire Inc.	13,086	1,098,177

		8,756,446

Health Care Equipment & Supplies — 1.3%
Align Technology Inc.(a)(b)	16,520	4,521,524
Baxter International Inc.	126,041	10,322,758
Becton Dickinson and Co.	46,394	11,691,752
Cantel Medical Corp.	8,589	692,617
Cooper Companies Inc. (The)	13,096	4,411,911
Danaher Corp.	128,867	18,417,672
DENTSPLY SIRONA Inc.	108,562	6,335,678
Hologic Inc.(a)	55,620	2,670,872
Inogen Inc.(a)	3,642	243,140
Stryker Corp.	59,020	12,133,332

		71,441,256

Health Care Providers & Services — 4.3%
Acadia Healthcare Co. Inc.(a)(b)	41,879	1,463,671
AmerisourceBergen Corp.	72,151	6,151,594

Security	Shares	Value

Health Care Providers & Services (continued)
Anthem Inc.	119,562	$33,741,592
Cardinal Health Inc.	138,260	6,512,046
Centene Corp.(a)	192,160	10,076,870
Cigna Corp.(a)	75,855	11,950,955
Covetrus Inc.(a)	24,208	592,128
CVS Health Corp.	603,908	32,906,947
Henry Schein Inc.(a)	38,645	2,701,286
Laboratory Corp. of America Holdings(a)	45,793	7,917,610
McKesson Corp.	88,578	11,903,998
MEDNAX Inc.(a)	40,723	1,027,441
Patterson Companies Inc.	37,653	862,254
Quest Diagnostics Inc.	62,532	6,366,383
Tenet Healthcare Corp.(a)	20,761	428,922
UnitedHealth Group Inc.	441,812	107,806,546
Universal Health Services Inc., Class B	16,570	2,160,562

		244,570,805

Health Care Technology — 0.0%
Allscripts Healthcare Solutions Inc.(a)	78,913	917,758
Medidata Solutions Inc.(a)(b)	11,717	1,060,506

		1,978,264

Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.	36,154	973,989
Caesars Entertainment Corp.(a)	272,749	3,223,893
Carnival Corp.	186,135	8,664,584
Cheesecake Factory Inc. (The)	9,678	423,122
Cracker Barrel Old Country Store Inc.	4,880	833,163
Darden Restaurants Inc.	17,124	2,084,505
Dunkin’ Brands Group Inc.	15,973	1,272,409
International Speedway Corp., Class A	5,889	264,357
Jack in the Box Inc.	4,311	350,872
Marriott International Inc./MD, Class A	77,097	10,815,938
Marriott Vacations Worldwide Corp.	18,237	1,758,047
MGM Resorts International	236,630	6,760,519
Norwegian Cruise Line Holdings Ltd.(a)	100,566	5,393,355
Papa John’s International Inc.	4,924	220,201
Penn National Gaming Inc.(a)	20,354	392,018
Royal Caribbean Cruises Ltd.	79,920	9,687,103
Six Flags Entertainment Corp.	17,122	850,621
Starbucks Corp.	275,930	23,131,212
Texas Roadhouse Inc.	10,559	566,702
Wyndham Destinations Inc.	15,347	673,733
Wynn Resorts Ltd.	45,186	5,602,612

		83,942,955

Household Durables — 0.7%
DR Horton Inc.	157,915	6,810,874
Garmin Ltd.	21,087	1,682,743
KB Home	38,624	993,795
Leggett & Platt Inc.	60,641	2,326,795
Lennar Corp., Class A	132,642	6,427,831
Mohawk Industries Inc.(a)	28,760	4,241,237
Newell Brands Inc.	86,597	1,335,326
NVR Inc.(a)	624	2,103,036
PulteGroup Inc.	118,233	3,738,527
Tempur Sealy International Inc.(a)(b)	9,267	679,920
Toll Brothers Inc.	62,267	2,280,218
TRI Pointe Group Inc.(a)(b)	63,662	762,034
Tupperware Brands Corp.	15,472	294,432
Whirlpool Corp.	29,496	4,199,051

		37,875,819

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 1.4%
Colgate-Palmolive Co.	171,914	$12,321,076
Energizer Holdings Inc.	14,421	557,228
Kimberly-Clark Corp.	73,347	9,775,688
Procter & Gamble Co. (The)	513,059	56,256,919

		78,910,911

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	308,540	5,171,130

Industrial Conglomerates — 1.7%
3M Co.	131,303	22,760,062
Carlisle Companies Inc.	9,418	1,322,381
General Electric Co.	4,054,058	42,567,609
Honeywell International Inc.	169,156	29,532,946

		96,182,998

Insurance — 4.7%
Aflac Inc.	346,588	18,996,488
Alleghany Corp.(a)	6,676	4,547,090
Allstate Corp. (The)	154,853	15,747,001
American Financial Group Inc./OH	32,395	3,319,516
American International Group Inc.	404,328	21,542,596
Aon PLC	41,367	7,983,004
Arthur J Gallagher & Co.	28,442	2,491,235
Assurant Inc.	28,553	3,037,468
Brighthouse Financial Inc.(a)	53,832	1,975,096
Chubb Ltd.	212,854	31,351,266
Cincinnati Financial Corp.	36,889	3,824,283
CNO Financial Group Inc.	73,739	1,229,966
Everest Re Group Ltd.	18,987	4,693,207
First American Financial Corp.	52,097	2,797,609
Genworth Financial Inc., Class A(a)	126,934	470,925
Hanover Insurance Group Inc. (The)	10,807	1,386,538
Hartford Financial Services Group Inc. (The)	168,048	9,363,634
Kemper Corp.	16,469	1,421,110
Lincoln National Corp.	94,749	6,106,573
Loews Corp.	124,734	6,819,208
Marsh & McLennan Companies Inc.	87,948	8,772,813
Mercury General Corp.	6,700	418,750
MetLife Inc.	442,180	21,963,081
Old Republic International Corp.	132,228	2,959,263
Principal Financial Group Inc.	120,088	6,955,497
Progressive Corp. (The)	127,594	10,198,588
Prudential Financial Inc.	188,919	19,080,819
Reinsurance Group of America Inc.	28,923	4,512,856
RenaissanceRe Holdings Ltd.	20,526	3,653,833
Torchmark Corp.	25,756	2,304,132
Travelers Companies Inc. (The)	121,668	18,191,799
Unum Group	99,603	3,341,681
Willis Towers Watson PLC	59,749	11,444,323
WR Berkley Corp.	66,883	4,409,596

		267,310,844

Interactive Media & Services — 0.0%
Cars.com Inc.(a)	15,554	306,725
TripAdvisor Inc.(a)	15,633	723,651

		1,030,376

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(a)	10,463	19,615,091
eBay Inc.	236,168	9,328,636
Expedia Group Inc.	20,920	2,782,987

		31,726,714

Security	Shares	Value

IT Services — 2.4%
Accenture PLC, Class A	160,113	$29,584,079
CACI International Inc., Class A(a)	11,470	2,346,647
Cognizant Technology Solutions Corp., Class A	264,657	16,776,607
DXC Technology Co.	124,471	6,864,576
FleetCor Technologies Inc.(a)	15,938	4,476,187
International Business Machines Corp.	412,181	56,839,760
Jack Henry & Associates Inc.	18,795	2,517,027
KBR Inc.	34,480	859,931
Paychex Inc.	56,611	4,658,519
Perspecta Inc.	63,981	1,497,795
Science Applications International Corp.	23,339	2,020,224
Total System Services Inc.	24,069	3,087,331
Western Union Co. (The)	117,189	2,330,889

		133,859,572

Leisure Products — 0.1%
Brunswick Corp./DE	40,274	1,848,174
Hasbro Inc.	23,347	2,467,311
Mattel Inc.(a)(b)	80,367	900,914
Polaris Industries Inc.	26,643	2,430,641

		7,647,040

Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	69,292	5,174,034
Charles River Laboratories International Inc.(a)	9,889	1,403,249
IQVIA Holdings Inc.(a)	19,692	3,168,443
Mettler-Toledo International Inc.(a)	4,124	3,464,160
PerkinElmer Inc.(b)	24,780	2,387,305
Syneos Health Inc.(a)	11,901	608,022
Waters Corp.(a)	12,922	2,781,331

		18,986,544

Machinery — 2.9%
AGCO Corp.	29,981	2,325,626
Caterpillar Inc.	265,851	36,232,833
Colfax Corp.(a)	44,095	1,235,983
Crane Co.	9,536	795,684
Cummins Inc.	67,354	11,540,434
Deere & Co.	147,474	24,437,917
Donaldson Co. Inc.	20,411	1,038,103
Dover Corp.	67,556	6,769,111
Flowserve Corp.	28,485	1,500,875
Fortive Corp.	137,086	11,175,251
Graco Inc.	31,806	1,596,025
Illinois Tool Works Inc.	83,663	12,617,217
Lincoln Electric Holdings Inc.	13,811	1,136,921
Nordson Corp.	13,809	1,951,350
Oshkosh Corp.	32,475	2,711,338
PACCAR Inc.	161,051	11,540,915
Parker-Hannifin Corp.	59,676	10,145,517
Pentair PLC	72,745	2,706,114
Snap-on Inc.	25,731	4,262,083
Stanley Black & Decker Inc.	70,443	10,186,762
Terex Corp.	29,406	923,348
Timken Co. (The)	31,320	1,607,969
Toro Co. (The)	19,315	1,292,173
Trinity Industries Inc.	61,876	1,283,927
Wabtec Corp.	40,390	2,898,386

		163,911,862

Marine — 0.0%
Kirby Corp.(a)(b)	13,704	1,082,616

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.9%
AMC Networks Inc., Class A(a)	10,398	$566,587
Cable One Inc.	873	1,022,274
CBS Corp., Class B, NVS	163,605	8,163,890
Charter Communications Inc., Class A(a)	45,691	18,056,169
Comcast Corp., Class A	1,136,999	48,072,318
Discovery Inc., Class A(a)(b)	73,500	2,256,450
Discovery Inc., Class C, NVS(a)(b)	168,218	4,785,802
DISH Network Corp., Class A(a)	107,650	4,134,837
Fox Corp., Class A(a)	88,374	3,238,023
Fox Corp., Class B(a)	40,646	1,484,798
Interpublic Group of Companies Inc. (The)	179,961	4,065,319
John Wiley & Sons Inc., Class A	7,547	346,106
Meredith Corp.	18,914	1,041,405
News Corp., Class A, NVS	179,863	2,426,352
News Corp., Class B	56,340	786,506
Omnicom Group Inc.	102,359	8,388,320
TEGNA Inc.	101,786	1,542,058

		110,377,214

Metals & Mining — 0.7%
Carpenter Technology Corp.	21,608	1,036,752
Commercial Metals Co.	53,607	956,885
Compass Minerals International Inc.	15,464	849,747
Ferroglobe PLC(d)	5,019	—
Freeport-McMoRan Inc.	372,675	4,326,757
Newmont Goldcorp Corp.	381,024	14,657,993
Nucor Corp.	141,695	7,807,394
Reliance Steel & Aluminum Co.	31,167	2,949,022
Royal Gold Inc.	11,212	1,149,118
Steel Dynamics Inc.	103,331	3,120,596
U.S. Steel Corp.	80,731	1,235,992
Worthington Industries Inc.	18,298	736,677

		38,826,933

Multi-Utilities — 1.7%
CenterPoint Energy Inc.	232,515	6,656,904
CMS Energy Corp.	57,910	3,353,568
Consolidated Edison Inc.	152,049	13,331,656
Dominion Energy Inc.	197,689	15,285,313
DTE Energy Co.	85,170	10,891,540
MDU Resources Group Inc.	91,485	2,360,313
NiSource Inc.	172,788	4,976,294
NorthWestern Corp.	9,851	710,750
Public Service Enterprise Group Inc.	234,963	13,820,524
Sempra Energy	127,554	17,531,022
WEC Energy Group Inc.	76,308	6,361,798

		95,279,682

Multiline Retail — 0.7%
Dillard’s Inc., Class A(b)	8,410	523,775
Dollar Tree Inc.(a)	110,445	11,860,689
Kohl’s Corp.	75,328	3,581,846
Macy’s Inc.	82,148	1,762,896
Nordstrom Inc.	25,112	800,068
Target Corp.	238,185	20,629,203

		39,158,477

Oil, Gas & Consumable Fuels — 5.8%
Cabot Oil & Gas Corp.	61,665	1,415,828
Chesapeake Energy Corp.(a)(b)	244,538	476,849
Chevron Corp.	885,541	110,196,722
Cimarex Energy Co.	21,105	1,252,160
Concho Resources Inc.(b)	41,844	4,317,464

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	269,779	$25,132,612
EQT Corp.	118,752	1,877,469
Exxon Mobil Corp.	865,452	66,319,587
Hess Corp.	53,190	3,381,288
Kinder Morgan Inc./DE	905,023	18,896,880
Marathon Petroleum Corp.	308,051	17,213,890
Matador Resources Co.(a)	17,197	341,876
Noble Energy Inc.	224,354	5,025,530
Oasis Petroleum Inc.(a)(b)	121,919	692,500
ONEOK Inc.	82,508	5,677,375
PBF Energy Inc., Class A	29,890	935,557
PetroCorp Inc. Escrow(a)(d)	190	—
Phillips 66	194,418	18,185,860
Pioneer Natural Resources Co.	78,297	12,046,776
Range Resources Corp.	94,346	658,535
SM Energy Co.	47,100	589,692
Southwestern Energy Co.(a)(b)	132,705	419,348
Valero Energy Corp.	193,962	16,605,087
Williams Companies Inc. (The)	563,325	15,795,633
World Fuel Services Corp.	30,598	1,100,304
WPX Energy Inc.(a)(b)	184,417	2,122,640

		330,677,462

Paper & Forest Products — 0.0%
Domtar Corp.	29,914	1,332,070
Louisiana-Pacific Corp.	32,513	852,491

		2,184,561

Personal Products — 0.2%
Coty Inc., Class A(b)	139,539	1,869,822
Edgewell Personal Care Co.(a)	12,704	342,373
Estee Lauder Companies Inc. (The), Class A	32,616	5,972,316
Nu Skin Enterprises Inc., Class A	26,066	1,285,575

		9,470,086

Pharmaceuticals — 2.4%
Allergan PLC	143,252	23,984,682
Bristol-Myers Squibb Co.	372,599	16,897,365
Catalent Inc.(a)	29,382	1,592,798
Johnson & Johnson	506,056	70,483,480
Mylan NV(a)	239,280	4,555,891
Nektar Therapeutics(a)	80,742	2,872,800
Perrigo Co. PLC	57,754	2,750,246
Prestige Consumer Healthcare Inc.(a)	23,374	740,488
Zoetis Inc.	100,134	11,364,208

		135,241,958

Professional Services — 0.3%
Equifax Inc.	21,959	2,969,735
ManpowerGroup Inc.	28,175	2,721,705
Nielsen Holdings PLC	166,219	3,756,550
Robert Half International Inc.	29,734	1,695,135
Verisk Analytics Inc.	23,743	3,477,400

		14,620,525

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	144,868	7,431,729
Jones Lang LaSalle Inc.	21,299	2,996,556

		10,428,285

Road & Rail — 0.4%
Avis Budget Group Inc.(a)(b)	29,650	1,042,494
Genesee & Wyoming Inc., Class A(a)	12,846	1,284,600
JB Hunt Transport Services Inc.	13,252	1,211,365

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Kansas City Southern	26,394	$3,215,317
Knight-Swift Transportation Holdings Inc.	58,396	1,917,725
Landstar System Inc.	6,739	727,745
Norfolk Southern Corp.	38,446	7,663,441
Old Dominion Freight Line Inc.	10,044	1,499,168
Ryder System Inc.	25,210	1,469,743
Werner Enterprises Inc.	19,955	620,201

		20,651,799

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices Inc.	79,070	8,924,631
Applied Materials Inc.	435,193	19,544,518
Cirrus Logic Inc.(a)	26,856	1,173,607
First Solar Inc.(a)(b)	35,230	2,313,906
Intel Corp.	686,825	32,878,313
KLA-Tencor Corp.	34,249	4,048,232
Lam Research Corp.	69,701	13,092,636
Maxim Integrated Products Inc.	50,436	3,017,081
Microchip Technology Inc.	54,299	4,707,723
Micron Technology Inc.(a)	514,499	19,854,516
MKS Instruments Inc.	24,878	1,937,747
NVIDIA Corp.	133,059	21,852,279
Qorvo Inc.(a)	55,403	3,690,394
QUALCOMM Inc.	271,267	20,635,281
Skyworks Solutions Inc.	31,174	2,408,815
Synaptics Inc.(a)(b)	7,162	208,701
Teradyne Inc.	30,470	1,459,818
Texas Instruments Inc.	148,293	17,018,105
Universal Display Corp.(b)	6,774	1,273,918
Versum Materials Inc.	15,189	783,449

		180,823,670

Software — 0.9%
Blackbaud Inc.	8,933	745,905
Cadence Design Systems Inc.(a)(b)	53,751	3,806,108
CDK Global Inc.	34,133	1,687,536
LogMeIn Inc.	23,571	1,736,711
Manhattan Associates Inc.(a)	9,319	646,086
Oracle Corp.	564,129	32,138,429
Symantec Corp.	287,418	6,254,216
Synopsys Inc.(a)	29,888	3,846,287

		50,861,278

Specialty Retail — 2.0%
Aaron’s Inc.	14,881	913,842
Advance Auto Parts Inc.	11,614	1,790,182
American Eagle Outfitters Inc.	78,767	1,331,162
AutoNation Inc.(a)	26,482	1,110,655
Bed Bath & Beyond Inc.	62,859	730,422
Best Buy Co. Inc.	108,595	7,572,329
CarMax Inc.(a)(b)	42,499	3,690,188
Dick’s Sporting Goods Inc.	31,407	1,087,624
Foot Locker Inc.	26,206	1,098,556
Gap Inc. (The)	99,459	1,787,278
Home Depot Inc. (The)	276,238	57,449,217
L Brands Inc.	106,125	2,769,863
Lowe’s Companies Inc.	196,556	19,834,466
Michaels Companies Inc. (The)(a)	40,942	356,195
Murphy USA Inc.(a)	13,683	1,149,783
Ross Stores Inc.	73,577	7,292,952
Sally Beauty Holdings Inc.(a)	20,730	276,538
Signet Jewelers Ltd.	23,671	423,238

Security	Shares	Value

Specialty Retail (continued)
Tiffany & Co.	27,461	$2,571,448
Williams-Sonoma Inc.	17,840	1,159,600

		114,395,538

Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	2,032,178	402,208,670
Hewlett Packard Enterprise Co.	622,599	9,307,855
HP Inc.	700,287	14,558,967
NCR Corp.(a)(b)	55,832	1,736,375
Seagate Technology PLC	42,626	2,008,537
Western Digital Corp.	136,336	6,482,777
Xerox Corp.	90,854	3,217,140

		439,520,321

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	70,775	2,454,477
Carter’s Inc.	10,157	990,714
Hanesbrands Inc.	95,236	1,639,964
NIKE Inc., Class B	286,266	24,032,031
PVH Corp.	34,934	3,306,154
Ralph Lauren Corp.	24,447	2,776,935
Skechers U.S.A. Inc., Class A(a)	62,031	1,953,356
Tapestry Inc.	44,121	1,399,959
Under Armour Inc., Class A(a)(b)	30,726	778,904
Under Armour Inc., Class C, NVS(a)(b)	31,580	701,076

		40,033,570

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	216,792	2,163,584
Washington Federal Inc.	37,653	1,315,219

		3,478,803

Tobacco — 1.2%
Altria Group Inc.	869,753	41,182,804
Philip Morris International Inc.	354,394	27,830,561

		69,013,365

Trading Companies & Distributors — 0.1%
GATX Corp.	9,734	771,809
MSC Industrial Direct Co. Inc., Class A	9,770	725,520
NOW Inc.(a)(b)	27,533	406,387
United Rentals Inc.(a)	17,182	2,278,849
Watsco Inc.	14,847	2,427,930

		6,610,495

Water Utilities — 0.1%
American Water Works Co. Inc.	31,107	3,608,412
Aqua America Inc.	54,150	2,240,186

		5,848,598

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems Inc.	44,074	1,339,850

Total Common Stocks — 99.7% (Cost: $5,206,852,276)		5,649,661,279

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(e)(f)	61,148,053	61,178,627

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(e)	9,554,559	$9,554,559

		70,733,186

Total Short-Term Investments — 1.3% (Cost: $70,720,728)		70,733,186

Total Investments in Securities — 101.0% (Cost: $5,277,573,004)		5,720,394,465

Other Assets, Less Liabilities — (1.0)%		(55,324,929)

Net Assets — 100.0%		$5,665,069,536

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	37,706,307	23,441,746	(a)	—	61,148,053	$61,178,627	$62,736	(b)	$(1,028)	$3,874
BlackRock Cash Funds: Treasury, SL Agency Shares	7,711,237	1,843,322	(a)	—	9,554,559	9,554,559	59,713		—	—
BlackRock Inc.	53,402	4,456		(2,540)	55,318	25,960,737	182,893		(460)	2,252,562

						$96,693,923	$305,342		$(1,488)	$2,256,436

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	70	09/20/19	$10,305	$195,381
S&P MidCap 400 E-Mini	21	09/20/19	4,095	93,456

				$288,837

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Core S&P U.S. Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$5,649,661,279	$—	$0	(a)	$5,649,661,279
Money Market Funds	70,733,186	—	—		70,733,186

	$5,720,394,465	$—	$0	(a)	$5,720,394,465

Derivative financial instruments(b)
Assets
Futures Contracts	$288,837	$—	$—		$288,837

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares